Other Expense (Income), Net - Other Expense (Income), Net (Parenthetical) (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Facility
North America [Member]
Components of Other Expense (Income), Net [Line Items]
Pension settlement	$ 13	$ 13
Pension settlement, after tax	$ 9	9
Number of facilities contributed to joint venture | Facility			2
Percentage interest in joint venture			49.00%
Cash proceeds of joint venture			$ 118
Consideration paid			160
Gain on disposal			136
Gain from joint venture arrangement, after tax			80
Europe [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on disposal			57
Restructuring charges		17	27
Restructuring charges, after tax		$ 17	27
Proceeds from sale of battery pack business			120
Gain on disposal of battery pack business, after tax			$ 42